Disposal of businesses and discontinued operations - Barclays Africa disposal group income statement (Narrative) (Details) - GBP (£) £ in Millions		5 Months Ended	12 Months Ended
		May 31, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Administration and general expenses			£ 4,318	£ 4,224	[1]	£ 4,141	[1],[2]
Total loss in respect of the discontinued operation			0	47	[1]	1,386	[1],[2]
Disposal of discontinued operation, net of cash disposed			0	(39,703)		£ (1,060)	[3]
Barclay's Africa Banking Group Limited (BAGL) [member]
Condensed Income Statements, Captions [Line Items]
Administration and general expenses	[4]	£ 1,634	£ 0	£ 0
Total loss in respect of the discontinued operation		2,195
Disposal of discontinued operation, net of cash disposed		(60)
Other comprehensive income that may be recycled to profit or loss		1,375
Barclay's Africa Banking Group Limited (BAGL) [member] | Impairment charge [member]
Condensed Income Statements, Captions [Line Items]
Administration and general expenses		£ 1,090

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.

[4]	Includes impairment of £1,090 in 2017